Private Placement (Details) - Kludein I Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 9.2
Additional paid in capital		$ 1,456,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 1
Aggregate purchase price	$ 5,200,000
Share purchased	$ 780,000
Fair value per share (in Dollars per share)	$ 0.72
Purchase price per share (in Dollars per share)	1
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant exercise price per share (in Dollars per share)	$ 11.5
Sponsor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase	$ 5,200,000
Anchor Investor [Member]
Private Placement (Details) [Line Items]
Share purchased	$ 4,420,000
Anchor Investor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 1
Purchased an aggregate of private placement warrants (in Shares)	780,000
Aggregate cost	$ 780,000